Document Type Document	Mar. 09, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 09, 2021
Entity Registrant Name	Toll Brothers, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-09186
Entity Tax Identification Number	23-2416878
Entity Address, Address Line One	1140 Virginia Drive
Entity Address, City or Town	Fort Washington
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19034
City Area Code	215
Local Phone Number	938-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000794170
Amendment Flag	false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	TOL
Security Exchange Name	NYSE
Senior Notes Due 2024 [Member]
Entity Information [Line Items]
Title of 12(b) Security	Guarantee of Toll Brothers Finance Corp. 5.625% Senior Notes due 2024
Trading Symbol	TOL/24
Security Exchange Name	NYSE